THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD GROWTH ALLOCATION FUND SUMMARY SECTION
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 28 of the Fund's statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 156 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Class B	Class C	Class I	Class R3	Class R4	Class R5
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	5.00%	1.00%	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5
Management fees		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	0.25%	none
Total other expenses		0.19%	0.29%	0.17%	0.12%	0.24%	0.19%	0.14%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%
Other expenses		0.19%	0.29%	0.17%	0.12%	0.04%	0.04%	0.04%
Acquired Fund fees and expenses		0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Total annual fund operating expenses	[1][2]	1.40%	2.25%	2.13%	1.08%	1.70%	1.40%	1.10%
[1]	“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[2]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.50% (Class A), 2.25% (Class B), 2.25% (Class C), 1.25% (Class I), 1.70% (Class R3), 1.40% (Class R4) and 1.10% (Class R5). In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

EXAMPLE.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	685	969	1,274	2,137
Class B	728	1,003	1,405	2,371
Class C	316	667	1,144	2,462
Class I	110	343	595	1,317
Class R3	173	536	923	2,009
Class R4	143	443	766	1,680
Class R5	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	685	969	1,274	2,137
Class B	228	703	1,205	2,371
Class C	216	667	1,144	2,462
Class I	110	343	595	1,317
Class R3	173	536	923	2,009
Class R4	143	443	766	1,680
Class R5	112	350	606	1,340

Portfolio Turnover.

The Fund will not incur transaction costs, such as commissions, when it buys and sells shares of Hartford Funds (or “turns over” its portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells other securities.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.

The Fund seeks its investment objective through investment in a combination of domestic, global and international equity funds, and generally with a small portion of assets in multi-asset and fixed income funds.  It does this by investing in a combination of other Hartford Funds and may also invest in one or more unaffiliated money market funds (together the “Underlying Funds”) as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the Investment Manager adjusts the Fund's investments in the Underlying Funds to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic, global and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that the Investment Manager believes will provide the most favorable outlook for achieving the Fund's investment objective. The Underlying Funds may invest in equity securities across the market capitalization spectrum and debt securities of any maturity or duration.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

MAIN RISKS.

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its investment objective.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund's statutory prospectus.

Fund of Funds Risk - The Fund invests primarily in the Underlying Funds, and the Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager's allocation among those Underlying Funds.

The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.  By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund's direct fees and expenses.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Investment Strategy Risk - The risk that, if the Investment Manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

The Fund is subject to certain other risks, which are described elsewhere in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund's performance when the Fund pursued a modified strategy and was managed by sub-advisers

•                  Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 16.49% (2nd quarter, 2009) Lowest -18.47% (4th quarter, 2008)
AVERAGE ANNUAL TOTAL RETURNS.

The table below shows returns for the Fund over time compared to those of two broad-based market indices and the Fund's blended benchmark.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses.  Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses.

For more information regarding returns see the “Performance Notes” section in the Fund's statutory prospectus. Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average annual total returns for periods ending December 31, 2014 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years
Class A	Class A - Return Before Taxes	(3.77%)		7.88%		5.06%
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(9.60%)		6.33%		3.88%
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	2.28%		6.15%		3.95%
Class B	Class B - Return Before Taxes	(2.78%)		7.95%		5.03%
Class C	Class C - Return Before Taxes	0.33%		8.32%		4.91%
Class I	Class I - Return Before Taxes	2.19%		9.48%		5.96%
Class R3	Class R3 - Return Before Taxes	1.54%		8.80%		5.38%
Class R4	Class R4 - Return Before Taxes	1.81%		9.13%		5.67%
Class R5	Class R5 - Return Before Taxes	2.15%		9.45%		5.92%
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.71%		9.74%		6.65%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%		4.45%		4.71%
Growth Allocation Fund Blended Index	Growth Allocation Fund Blended Index (reflects no deduction for fees, expenses or taxes)	5.01%	[1]	8.87%	[1]	6.50%	[1]
[1]	The Growth Allocation Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 80% MSCI All Country World Index and 20% Barclays U.S. Aggregate Bond Index.